 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23220

Fiera Capital Series Trust

(Exact name of registrant as specified in charter)

375 Park Avenue, 8th Floor

New York, New York 10152

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Copy to:

Stephen A. McShea

Fiera Capital, Inc.

375 Park Avenue, 8th Floor

New York, New York 10152

George M. Silfen, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Registrant's telephone number, including area code: (212) 300-1600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Fiera Capital Small/Mid-Cap Growth Fund

Fiera Capital Global Equity Focused Fund

Fiera Capital International Equity Fund

Each, a series of Fiera Capital Series Trust

Semi-Annual Report

September 30, 2018 (Unaudited)

Fiera Capital Series Trust

Table of Contents

Portfolio Composition	2
Schedule of Investments	3
Statements of Assets and Liabilities	7
Statements of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	14
Notes to the Financial Statements	17
Expense Example	24
Additional Information	25

Fiera Capital Series Trust Portfolio Composition September 30, 2018 (Unaudited)

Small/Mid-Cap Growth Fund

Sector	% of Total Net Assets
Basic Materials	1.1%
Communications	9.3
Consumer, Cyclical	20.8
Consumer, Non-Cyclical	18.2
Energy	3.5
Financial	8.1
Industrial	11.9
Technology	24.8
Other Assets & Liabilities, Net	2.3
Total	100.0%

Global Equity Focused Fund

Sector	% of Total Net Assets
Basic Materials	5.0%
Consumer, Cyclical	15.4
Consumer, Non-cyclical	42.9
Financial	14.1
Industrial	21.8
Other Assets & Liabilities, Net	0.8
Total	100.0%

Industry	Value	% of Total Net Assets
Aerospace/Defense	$411,601	3.3%
Apparel	415,043	3.3
Banks	843,902	6.7
Beverages	603,234	4.8
Chemicals	634,108	5.0
Commercial Services	972,435	7.7
Cosmetics/Personal Care	1,215,804	9.6
Diversified Financial Services	933,626	7.4
Electronics	374,523	3.0
Food	596,851	4.7
Healthcare-Products	762,642	6.0
Lodging	538,622	4.3
Machinery-Diversified	1,339,447	10.6
Miscellaneous Manufacturing	625,177	5.0
Pharmaceuticals	1,258,325	10.0
Retail	987,436	7.8
Total Common Stocks	12,512,776	99.2
Total Investments	12,512,776	99.2
Other Assets and Liabilities	102,929	0.8
Total Net Assets	$12,615,705	100.0%

International Equity Fund

Sector	% of Total Net Assets
Basic Materials	2.0%
Consumer, Cyclical	16.5
Consumer, Non-cyclical	37.1
Financial	10.8
Industrial	23.5
Technology	7.4
Other Assets & Liabilities, Net	2.7
Total	100.0%

Industry	Value	% of Total Net Assets
Apparel	$2,701,897	2.6%
Banks	8,421,250	8.3
Beverages	4,048,446	4.0
Building Materials	2,529,250	2.5
Chemicals	2,000,838	2.0
Commercial Services	6,992,757	6.9
Cosmetics/Personal Care	10,427,508	10.2
Distribution/Wholesale	1,959,116	1.9
Diversified Financial Services	2,586,977	2.5
Electronics	2,871,529	2.8
Food	6,128,611	6.0
Hand/Machine Tools	3,836,985	3.8
Healthcare-Products	3,924,123	3.9
Home Furnishings	3,049,859	3.0
Leisure Time	2,597,919	2.5
Lodging	4,092,034	4.0
Machinery-Diversified	11,650,858	11.4
Pharmaceuticals	6,299,465	6.2
Retail	2,401,956	2.4
Semiconductors	3,941,413	3.9
Software	3,594,745	3.5
Transportation	3,027,068	3.0
Total Common Stocks	99,084,604	97.3
Total Investments	99,084,604	97.3
Other Assets and Liabilities	2,721,880	2.7
Total Net Assets	$101,806,484	100.0%

Portfolio composition will change due to the ongoing management of the Funds. The percentages are based on net assets as of September 30, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Small/Mid-Cap Growth Fund Schedule of Investments September 30, 2018 (Unaudited)

Description	Shares	Value
Common Stocks — 97.7%
Basic Materials — 1.1%
Chemicals — 1.1%
Axalta Coating Systems, Ltd. (1)	97,547	$2,844,471

Communications — 9.3%
Internet — 7.3%
Etsy, Inc. (1)	53,579	2,752,889
GrubHub, Inc. (1)	18,300	2,536,746
IAC/InterActiveCorp (1)	21,888	4,743,567
MercadoLibre, Inc.	15,398	5,242,557
TripAdvisor, Inc. (1)	65,731	3,356,882
		18,632,641
Media — 2.0%
Cable One, Inc.	2,665	2,354,821
Liberty Media Corp. - Liberty Formula One, Series C (1)	72,096	2,681,250
		5,036,071
Total Communications		23,668,712

Consumer, Cyclical — 20.8%
Auto Parts & Equipment — 1.2%
Autoliv, Inc.	22,027	1,909,300
Veoneer, Inc. (1)	22,027	1,213,027
		3,122,327
Distribution/Wholesale — 1.0%
KAR Auction Services, Inc.	43,992	2,625,883

Entertainment — 5.7%
Dolby Laboratories, Inc., Class A	74,745	5,229,908
Live Nation Entertainment, Inc. (1)	109,917	5,987,179
Vail Resorts, Inc.	12,498	3,429,701
		14,646,788
Home Builders — 2.0%
PulteGroup, Inc.	201,016	4,979,166

Lodging — 3.4%
Hilton Grand Vacations, Inc. (1)	69,614	2,304,223
Huazhu Group, Ltd., ADR	95,532	3,085,684
Wyndham Destinations, Inc.	32,600	1,413,536
Wyndham Hotels & Resorts, Inc.	32,600	1,811,582
		8,615,025
Retail — 7.5%
Copart, Inc. (1)	98,337	5,067,306
Domino's Pizza, Inc.	14,252	4,201,489
Dunkin' Brands Group, Inc.	51,850	3,822,382
Lithia Motors, Inc., Class A	18,830	1,537,658
Tractor Supply Co.	49,438	4,492,925
		19,121,760
Total Consumer, Cyclical		53,110,949

Consumer, Non-cyclical — 18.2%
Biotechnology — 3.1%
Cambrex Corp. (1)	28,996	1,983,326
Ionis Pharmaceuticals, Inc. (1)	51,027	2,631,973
Sage Therapeutics, Inc. (1)	23,249	3,283,921
		7,899,220
Commercial Services — 4.4%
Total System Services, Inc.	57,808	5,707,962
United Rentals, Inc. (1)	33,923	5,549,803
		11,257,765
Healthcare-Products — 3.3%
ICU Medical, Inc. (1)	15,024	4,248,036
STERIS PLC	35,067	4,011,665
		8,259,701
Healthcare-Services — 2.1%
ICON PLC (1)	35,062	5,390,782

Pharmaceuticals — 5.3%
Jazz Pharmaceuticals PLC (1)	28,268	4,752,699
Momenta Pharmaceuticals, Inc. (1)	96,606	2,540,738
Prestige Consumer Healthcare, Inc. (1)	69,321	2,626,573
Supernus Pharmaceuticals, Inc. (1)	72,753	3,663,113
		13,583,123
Total Consumer, Non-Cyclical		46,390,591

Energy — 3.5%
Oil & Gas — 1.3%
Diamondback Energy, Inc.	24,507	3,313,101

Oil & Gas Services — 1.0%
Apergy Corp. (1)	57,737	2,515,024

Pipelines — 1.2%
Cheniere Energy, Inc. (1)	44,889	3,119,337
Total Energy		8,947,462

See accompanying notes to financial statements.

Small/Mid-Cap Growth Fund Schedule of Investments - Continued September 30, 2018 (Unaudited)

Description	Shares	Value
Financial — 8.1%
Banks — 1.3%
Western Alliance Bancorp (1)	59,704	$3,396,560

Diversified Financial Services — 3.1%
Evercore, Inc., Class A	25,324	2,546,328
Legg Mason, Inc.	100,018	3,123,562
Navient Corp.	155,661	2,098,311
		7,768,201
Insurance — 1.8%
Reinsurance Group of America, Inc.	31,690	4,581,106

Real Estate — 1.9%
CBRE Group, Inc., Class A (1)	108,306	4,776,295
Total Financial		20,522,162

Industrial — 11.9%
Building Materials — 0.9%
Eagle Materials, Inc.	28,105	2,395,670

Electrical Components & Equipment — 0.7%
Advanced Energy Industries, Inc. (1)	36,395	1,879,802

Engineering & Construction — 1.4%
EMCOR Group, Inc.	45,941	3,450,628

Machinery-Diversified — 4.4%
Graco, Inc.	87,428	4,051,414
Middleby Corp. (1)	24,192	3,129,235
Nordson Corp.	29,260	4,064,214
		11,244,863
Miscellaneous Manufacturing — 1.4%
Crane Co.	37,386	3,676,913

Packaging & Containers — 1.7%
Berry Global Group, Inc. (1)	87,671	4,242,400

Transportation — 1.4%
Old Dominion Freight Line, Inc.	21,236	3,424,517
Total Industrial		30,314,793

Technology — 24.8%
Computers — 7.4%
Fortinet, Inc. (1)	78,744	7,265,709
Nutanix, Inc., Class A (1)	120,096	5,130,501
Qualys, Inc. (1)	35,377	3,152,091
Teradata Corp. (1)	87,776	3,310,033
		18,858,334
Semiconductors — 2.3%
Entegris, Inc.	132,133	3,825,250
Power Integrations, Inc.	32,117	2,029,795
		5,855,045
Software — 15.1%
ACI Worldwide, Inc. (1)	120,370	3,387,212
Broadridge Financial Solutions, Inc.	51,126	6,746,076
Envestnet, Inc. (1)	51,668	3,149,164
Guidewire Software, Inc. (1)	33,371	3,370,805
Jack Henry & Associates, Inc.	27,856	4,459,188
Splunk, Inc. (1)	45,854	5,544,207
Ultimate Software Group, Inc. (1)	14,942	4,814,163
Veeva Systems, Inc., Class A (1)	64,570	7,029,736
		38,500,551
Total Technology		63,213,930

Total Common Stocks (identified cost $172,258,887)		249,013,070

Total Investments — 97.7% (identified cost $172,258,887)		249,013,070
Other Assets and Liabilities — 2.3%		5,778,442
Total Net Assets — 100.0%		$254,791,512

(1)	Non-income producing.

See accompanying notes to financial statements.

Global Equity Focused Fund Schedule of Investments September 30, 2018 (Unaudited)

Description	Shares	Value
Common Stocks — 99.2%
India — 3.2%
HDFC Bank, Ltd., ADR	4,346	$408,959

Japan — 6.8%
Keyence Corp.	1,471	854,221

Netherlands — 5.9%
Unilever NV	13,348	743,338

Switzerland — 11.6%
Cie Financiere Richemont SA	4,547	370,654
Nestle SA	7,159	596,851
Roche Holding AG	2,059	498,805
		1,466,310
United Kingdom — 9.1%
Diageo PLC	17,021	603,234
InterContinental Hotels Group PLC	8,645	538,622
		1,141,856
United States — 62.6%
3M Co.	2,967	625,177
Becton, Dickinson and Co.	2,922	762,642
Colgate-Palmolive Co.	7,057	472,466
Graco, Inc.	10,471	485,226
Johnson & Johnson	5,497	759,520
Mastercard, Inc., Class A	4,194	933,626
Mettler-Toledo International, Inc. (1)	615	374,523
Moody's Corp.	5,816	972,435
NIKE, Inc., Class B	4,899	415,043
Sherwin-Williams Co.	1,393	634,108
TJX Cos., Inc.	5,506	616,782
U.S. Bancorp	8,236	434,943
United Technologies Corp.	2,944	411,601
		7,898,092
Total Common Stocks (identified cost $10,800,046)		12,512,776

Total Investments — 99.2% (identified cost $10,800,046)		12,512,776
Other Assets and Liabilities — 0.8%		102,929
Total Net Assets — 100.0%		$12,615,705

(1)	Non-income producing.

ADR — American Depository Receipt

PLC — Public Limited Company

See accompanying notes to financial statements.

International Equity Fund Schedule of Investments September 30, 2018 (Unaudited)

Description	Shares	Value
Common Stocks — 97.3%
Australia — 3.0%
Commonwealth Bank of Australia	59,134	$3,052,450

Canada — 3.0%
Canadian National Railway Co.	33,709	3,027,068

Denmark — 4.6%
Chr Hansen Holding A/S	18,890	1,917,557
Novo Nordisk A/S, Class B	59,298	2,791,841
		4,709,398
France — 8.9%
Essilor International Cie Generale d’Optique SA	16,795	2,485,223
L'Oreal SA	16,257	3,920,329
LVMH Moet Hennessy Louis Vuitton SE	7,640	2,701,897
		9,107,449
Germany — 6.8%
FUCHS PETROLUB SE	35,813	2,000,838
Rational AG	1,835	1,329,432
SAP SE	29,209	3,594,745
		6,925,015
Hong Kong — 1.4%
Hengan International Group Co., Ltd.	156,015	1,438,900

India — 2.8%
HDFC Bank, Ltd., ADR	29,871	2,810,861

Japan — 13.1%
FANUC Corp.	11,101	2,092,795
Keyence Corp.	11,110	6,451,662
Shimano, Inc.	16,121	2,597,918
Unicharm Corp.	66,211	2,189,940
		13,332,315
Netherlands — 4.2%
Unilever NV	77,524	4,317,240

Sweden — 2.5%
Svenska Handelsbanken AB, Class A	202,525	2,557,939

Switzerland — 16.2%
Cie Financiere Richemont SA	29,466	2,401,956
Geberit AG	5,453	2,529,250
Nestle SA	50,510	4,211,054
Roche Holding AG	14,479	3,507,624
Schindler Holding AG	15,395	3,836,985
		16,486,869
Taiwan — 3.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	89,253	3,941,413

United Kingdom — 23.5%
Bunzl PLC	62,289	1,959,116
Diageo PLC	114,232	4,048,446
Howden Joinery Group PLC	281,491	1,720,427
InterContinental Hotels Group PLC	65,678	4,092,034
Intertek Group PLC	53,978	3,512,229
London Stock Exchange Group PLC	43,278	2,586,977
Rotork PLC	666,577	2,871,529
Spirax-Sarco Engineering PLC	32,647	3,106,401
		23,897,159
United States — 3.4%
IHS Markit, Ltd. (1)	64,502	3,480,528

Total Common Stocks (identified cost $92,319,723)		99,084,604

Total Investments — 97.3% (identified cost $92,319,723)		99,084,604
Other Assets and Liabilities — 2.7%		2,721,880
Total Net Assets — 100.0%		$101,806,484

(1)	Non-income producing.

ADR — American Depository Receipt

PLC — Public Limited Company

See accompanying notes to financial statements.

Fiera Capital Series Trust Statements of Assets and Liabilities September 30, 2018 (Unaudited)

	Small/Mid-Cap Growth Fund	Global Equity Focused Fund		International Equity Fund
Assets:
Investments at value	$249,013,070	$12,512,776		$99,084,604
Cash	4,522,201	117,891		1,793,662
Cash denominated in foreign currencies	—	32,002	(1)	—
Dividends receivable	80,162	25,692		330,533
Receivable for investments sold	1,277,460	36,378		—
Receivable for capital stock sold	150,986	15,000		1,810,400
Due from Adviser	—	10,641		—
Prepaid expenses	17,070	25,410		38,300
Total assets	255,060,949	12,775,790		103,057,499

Liabilities:
Payable for investments purchased	—	121,016		1,178,759
Payable for capital stock redeemed	18,533	—		—
Payable to Adviser for management fees (Note 3)	189,642	—		16,681
Payable for trustee fees	1,948	1,948		1,948
Payable for Shareholder Servicing fees - Class Z	—	—		3,473
Payable for Shareholder Servicing fees - Institutional Class	—	—		2,382
Payable for Shareholder Servicing fees - Investor Class	—	—		15
Payable for transfer agent fees	5,856	3,023		4,801
Payable for audit and tax fees	17,033	17,033		17,033
Payable for legal fees	14,472	7,924		13,617
Payable for 12b-1 fees - Investor Class	2	22		15
Other liabilities	21,951	9,119		12,291
Total liabilities	269,437	160,085		1,251,015
Total net assets	$254,791,512	$12,615,705		$101,806,484

Net assets consist of:
Paid-in capital	$142,887,271	$10,987,726		$93,864,440
Total distributable earnings (loss)	111,904,241	1,627,979		7,942,044
Total net assets	$254,791,512	$12,615,705		$101,806,484

See accompanying notes to financial statements.

Fiera Capital Series Trust Statements of Assets and Liabilities - Continued September 30, 2018 (Unaudited)

	Small/Mid-Cap Growth Fund	Global Equity Focused Fund	International Equity Fund
Net asset value per share (unlimited shares authorized, $0.001 par value)
Investor class of shares	$22.70	$12.37	$10.64
Institutional class of shares	22.74	12.40	10.66
Z class of shares	—	—	10.69

Net assets:
Investor class of shares	$11,121	$107,538	$94,629
Institutional class of shares	254,780,391	12,508,167	17,048,694
Z class of shares	—	—	84,663,161
Total net assets	$254,791,512	$12,615,705	$101,806,484

Shares outstanding:
Investor class of shares	490	8,691	8,894
Institutional class of shares	11,202,771	1,009,018	1,598,791
Z class of shares	—	—	7,921,248
Total shares outstanding	11,203,261	1,017,709	9,528,933

Investments, at cost:
Total investments, at cost	$172,258,887	$10,800,046	$92,319,723

(1)	Identified cost of cash denominated in foreign currencies is $32,091.

See accompanying notes to financial statements.

Fiera Capital Series Trust Statements of Operations Six Months Ended September 30, 2018 (Unaudited)

	Small/Mid-Cap Growth Fund	Global Equity Focused Fund	International Equity Fund
Investment income:
Dividend income from:
Unaffiliated issuers(1)	$664,278	$102,117	$935,503
Total income	664,278	102,117	935,503

Expenses:
Investment advisory fees (Note 3)	1,228,688	47,976	336,628
Fund accounting and administration fees	50,572	11,086	21,053
Transfer agent fees	26,982	9,545	17,372
Legal fees	26,520	30,478	32,217
Miscellaneous	16,420	6,093	15,691
Registration fees	12,798	18,465	14,913
Audit and tax fees	12,283	12,283	12,283
Chief compliance officer fees	10,436	10,450	10,436
Custodian fees	7,159	5,345	3,944
Trustees’ fees	4,738	4,738	4,738
Licensing fees	3,654	3,654	3,654
12b-1 fees (Note 2):
Investor class	14	112	76
Offering costs (Note 5)	—	13,015	50,984
Shareholder servicing fees (Note 2):
Investor class	—	—	76
Institutional Class	—	—	8,230
Z Class	—	—	96,890
Total expenses	1,400,264	173,240	629,185

Deduct:
Expense waiver of fees and reimbursement of expenses (Note 4)	(42,227)	(119,156)	(285,836)
Net expenses	1,358,037	54,084	343,349
Net investment income (loss)	(693,759)	48,033	592,154

Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	20,575,010	(31,443)	153,687
Foreign currency transactions	—	(1,408)	(8,202)
Total net realized gain (loss)	20,575,010	(32,851)	145,485
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,105,922)	772,450	2,727,273
Foreign currency translations	—	152	(1,954)
Total net change in unrealized appreciation (depreciation)	(2,105,922)	772,602	2,725,319
Net realized and unrealized gain on investments and foreign currency	18,469,088	739,751	2,870,804
Change in net assets resulting from operations	$17,775,329	$787,784	$3,462,958

(1)	Net of foreign taxes withheld of $1,452, $5,673, and $121,916, respectively.

See accompanying notes to financial statements.

Fiera Capital Series Trust Statements of Changes in Net Assets

	Small/Mid-Cap Growth Fund
	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018(3)	Year Ended May 31, 2017
Change in net assets resulting from:
Operations:
Net investment loss	$(693,759)	$(1,202,517)	$(1,311,677)
Net realized gain (loss) on investments	20,575,010	22,898,775	(4,450,716)
Net change in unrealized appreciation (depreciation) on investments	(2,105,922)	30,926,148	46,120,751
Change in net assets resulting from operations	17,775,329	52,622,406	40,358,358

Distributions:
Investor class of shares	—
Institutional class of shares	—
Change in net assets resulting from distributions to shareholders	—

Distributions to shareholders from net realized gain on investments:(1)
Institutional class of shares		—	(743,317)
Change in net assets resulting from distributions to shareholders		—	(743,317)

Capital stock transactions:
Proceeds from sale of shares:
Investor class of shares	—	10,000 (4)	—
Institutional class of shares	20,808,534	34,538,860	101,284,904
Net proceeds from sale of shares	20,808,534	34,548,860	101,284,904
Net asset value of shares issued to shareholders in payment of distributions declared:
Institutional class of shares	—	—	716,969
Net proceeds from shares issued	—	—	102,001,873
Cost of shares redeemed:
Institutional class of shares	(60,429,146)	(103,231,741)	(107,870,747)
Net cost of shares redeemed	(60,429,146)	(103,231,741)	(107,870,747)
Change in net assets resulting from capital stock transactions	(39,620,612)	(68,682,881)	(5,868,874)
Change in net assets	(21,845,283)	(16,060,475)	33,746,167

Net assets:
Beginning of period	276,636,795	292,697,270	258,951,103
End of period(2)	$254,791,512	$276,636,795	$292,697,270

See accompanying notes to financial statements.

Fiera Capital Series Trust Statements of Changes in Net Assets - Continued

	Small/Mid-Cap Growth Fund
	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018(3)	Year Ended May 31, 2017
Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	490 (4)	—
Institutional class of shares	941,213	1,798,855	6,277,194
Net sale of shares	941,213	1,799,345	6,277,194
Shares issued to shareholders in payment of distributions declared:
Institutional class of shares	—	—	44,671
Net shares issued	—	—	6,321,865
Shares redeemed:
Institutional class of shares	(2,780,044)	(5,247,256)	(6,682,018)
Net shares redeemed	(2,780,044)	(5,247,256)	(6,682,018)
Net change resulting from fund share transactions in shares	(1,838,831)	(3,447,911)	(360,153)

(1)

Distributions are presented separately by year in accordance with the SEC Rule for Disclosure Update and Simplification. The SEC eliminated the requirement to disclose the distribution amounts by type in 2018.

(2)

Net Assets - End of Period includes accumulated losses of $(362,931) for the year ended March 31, 2018 and $(493,639) for the year ended May 31, 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

(3)	Reflects operations for the period from June 1, 2017 to March 31, 2018. Effective as of the close of business on February 27, 2018 the fiscal year end was changed from May 31st to March 31st.

(4)	Reflects operations from February 12, 2018 (Investor Class inception date) to March 31, 2018.

See accompanying notes to financial statements.

Fiera Capital Series Trust Statements of Changes in Net Assets

	Global Equity Focused Fund		International Equity Fund
	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018(3)	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018(5)
Change in net assets resulting from:
Operations:
Net investment income	$48,033	$81,408	$592,154	$335,605
Net realized gain (loss) on investments and foreign currency transactions	(32,851)	(169,652)	145,485	68,904
Net change in unrealized appreciation on investments and foreign currency translation	772,602	939,865	2,725,319	1,747,679
Change in net assets resulting from operations	787,784	851,621	3,462,958	2,152,188

Distributions:
Investor class of shares	—		—
Institutional class of shares	—		—
Z class of shares	—		—
Change in net assets resulting from distributions to shareholders	—		—

Distributions to shareholders:
Distributions to shareholders from net investment income:(1)
Investor class of shares		(59)		—
Institutional class of shares		(30,598)		—
Z class of shares		—		—
Change in net assets resulting from distributions to shareholders		(30,657)		—

Capital stock transactions:
Proceeds from sales of shares:
Investor class of shares	43,300	—	35,100	55,930
Institutional class of shares	497,000	14,884,500	13,501,304	4,447,975
Z class of shares	—	—	7,000,000	72,748,645	(6)
Net proceeds from sale of shares	540,300	14,884,500	20,536,404	77,252,550
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	59	—	—
Institutional class of shares	—	30,301	—	—
Z class of shares	—	—	—	—
Net proceeds from shares issued	—	30,360	—	—

See accompanying notes to financial statements.

Fiera Capital Series Trust Statements of Changes in Net Assets - Continued

	Global Equity Focused Fund		International Equity Fund
	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018(3)	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018(5)
Cost of shares redeemed:
Investor class of shares	$—	$—	$—	$—
Institutional class of shares	(231,583)	(4,316,620)	(1,139,116)	(50,900)
Z class of shares	—	—	—	(407,600)
Net cost of shares redeemed	(231,583)	(4,316,620)	(1,139,116)	(458,500)
Change in net assets resulting from capital stock transactions	308,717	10,598,240	19,397,288	76,794,050
Change in net assets	1,096,501	11,419,204	22,860,246	78,946,238

Net assets:
Beginning of period	11,519,204	100,000 (4)	78,946,238	—
End of period(2)	$12,615,705	$11,519,204	$101,806,484	$78,946,238

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	3,686	—	3,327	5,567
Institutional class of shares	40,900	1,363,420	1,273,765	436,799
Z class of shares	—	—	661,626	7,299,622
Net sale of shares	44,586	1,363,420	1,938,718	7,741,988
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	5	—	—
Institutional class of shares	—	2,619	—	—
Z class of shares	—	—	—	—
Net shares issued	—	2,624	—	—
Shares redeemed:
Investor class of shares	—	—	—	—
Institutional class of shares	(19,633)	(383,288)	(106,773)	(5,000)
Z class of shares	—	—	—	(40,000)
Net shares redeemed	(19,633)	(383,288)	(106,773)	(45,000)
Net change resulting from fund share transactions in shares	24,953	982,756	1,831,945	7,696,988

(1)

Distributions are presented separately by year in accordance with the SEC Rule for Disclosure Update and Simplification. The SEC eliminated the requirement to disclose the distribution amounts by type in 2018.

(2)

Net Assets - End of Period includes undistributed net investment income for the year ended March 31, 2018 of $70,608 in the Global Equity Focused Fund and $367,790 in the International Equity Fund. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

(3)

Reflects operations for the period from April 28, 2017 (inception date) to March 31, 2018. Prior to the inception date, the Fund had been inactive except for matters related to the Fund’s establishment, designation, and planned registration.

(4)

The Investment Adviser made the initial share purchase of $100,000 on April 18, 2017. The total initial share purchase of $100,000, included 5,000 shares of the Institutional Class and 5,000 shares of the Investor Class, each were purchased at $10.00 per share.

(5)	Reflects operations for the period from September 29, 2017 (inception date) to March 31, 2018.

(6)

Includes $72,349,392 of paid-in-capital received from an in-kind subscription merger of an unaffiliated equity fund effective as of the close of business on October 6, 2017. The total value received of $72,349,392 from this non-taxable event represented $69,971,437 in securities cost, $2,289,329 in net unrealized appreciation, and $88,626 in other assets and liabilities in exchange for 7,259,622 Class Z shares at the time of the merger.

See accompanying notes to financial statements.

Fiera Capital Series Trust Financial Highlights - Investor Class

For a Share Outstanding Throughout the Period

Period Ended	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain (loss)	Total distributions	Net asset value, end of period	Total return		Gross expenses		Net expenses		Net investment income (loss)		Net assets, end of period (000 omitted)	Portfolio turnover rate
Small/Mid-Cap Growth Fund
2018(1)	$21.20	$(0.09)		$1.59	$1.50	$—	$—	$—	$22.70	7.08	%(2)	1.33	%(3)	1.30	%(3)	(0.78	)%(3)	$11	14	%(2)
2018(4)	$20.39	$(0.01)		$0.82	$0.81	$—	$—	$—	$21.20	3.97	%(2)	1.45	%(3)	1.30	%(3)	(0.53	)%(3)	$10	34	%(2)
Global Equity Focused Fund
2018(1)	$11.60	$0.00	(5)	$0.77	$0.77	$—	$—	$—	$12.37	6.64	%(2)	3.03	%(6)	1.15	%(6)	0.54	%(6)	$108	7	%(2)
2018(7)	$10.00	$0.09		$1.52	$1.61	$(0.01)	$—	$(0.01)	$11.60	16.12	%(2)	8.42	%(8)	1.15	%(8)	0.86	%(8)	$58	51	%(2)
International Equity Fund
2018(1)	$10.24	$0.05	(9)	$0.35	$0.40	$—	$—	$—	$10.64	3.91	%(2)	1.68	%(6)	1.25	%(6)	0.96	%(6)	$94	4	%(2)
2018(10)	$10.00	$0.02		$0.22	$0.24	$—	$—	$—	$10.24	2.40	%(2)	1.88	%(8)	1.25	%(8)	0.39	%(8)	$57	38	%(2)

(1)	Reflects operations for the six months ended September 30, 2018 (Unaudited).

(2)	Not annualized.

(3)	Annualized.

(4)	Reflects operations for the period from February 12, 2018 (Investor Class inception date) to March 31, 2018.

(5)	Represents less than $0.01 per share.

(6)	Annualized, with the exception of non-recurring offering costs.

(7)	Reflects operations for the period from April 28, 2017 (Investor Class inception date) to March 31, 2018.

(8)	Annualized, with the exception of non-recurring organizational costs.

(9)	Calculated using the average shares method.

(10)	Reflects operations for the period from September 29, 2017 (Investor Class inception date) to March 31, 2018.

See accompanying notes to financial statements.

Fiera Capital Series Trust Financial Highlights - Institutional Class

For a Share Outstanding Throughout the Period

Period Ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain (loss)	Total distributions	Net asset value, end of period	Total return	Gross expenses	Net expenses	Net investment income (loss)	Net assets, end of period (000 omitted)	Portfolio turnover rate
Small/Mid-Cap Growth Fund
2018(1)	$21.21	$(0.07)	$1.60	$1.53	$—	$—	$—	$22.74	7.21	%(2)	1.08	%(3)	1.05	%(3)	(0.54	)%(3)	$254,781	14	%(2)
2018(4)	$17.75	$(0.10)	$3.56	$3.46	$—	$—	$—	$21.21	19.49	%(2)	1.20	%(3)	1.05	%(3)	(0.49	)%(3)	$276,627	34	%(2)
2017(5)	$15.37	$(0.08)	$2.50	$2.42	$—	$(0.04)	$(0.04)	$17.75	15.80%	1.19%	1.05%	(0.48)%	$292,697	55%
2016(5)	$17.43	$(0.06)	$(1.92)	$(1.98)	$—	$(0.08)	$(0.08)	$15.37	(11.34)%	1.21%	1.05%	(0.42)%	$258,951	35%
2015(5)	$15.20	$(0.04)	$2.27	$2.23	$—	$—	$—	$17.43	14.67%	1.26%	1.05%	(0.48)%	$240,745	58%
2014(5)	$12.69	$(0.03)	$2.60	$2.57	$—	$(0.06)	$(0.06)	$15.20	20.26%	1.49%	1.05%	(0.38)%	$88,477	47%
2013(6)	$10.00	$0.04	(7)	$2.72	$2.76	$(0.07)	$—	$(0.07)	$12.69	27.65	%(2)	4.87	%(3)	1.05	%(3)	0.26	%(3)	$13,153	18	%(2)
Global Equity Focused Fund
2018(1)	$11.60	$0.05	$0.75	$0.80	$—	$—	$—	$12.40	6.90	%(2)	2.78	%(8)	0.90	%(8)	0.80	%(8)	$12,508	7	%(2)
2018(9)	$10.00	$0.08	$1.55	$1.63	$(0.03)	$—	$(0.03)	$11.60	16.30	%(2)	8.17	%(10)	0.90	%(10)	1.04	%(10)	$11,461	51	%(2)
International Equity Fund
2018(1)	$10.25	$0.06	(11)	$0.35	$0.41	$—	$—	$—	$10.66	4.00	%(2)	1.43	%(8)	1.00	%(8)	1.05	%(8)	$17,049	4	%(2)
2018(12)	$10.00	$0.05	$0.20	$0.25	$—	$—	$—	$10.25	2.50	%(2)	1.63	%(10)	1.00	%(10)	2.67	%(10)	$4,424	38	%(2)

(1)	Reflects operations for the six months ended September 30, 2018 (Unaudited).

(2)	Not annualized.

(3)	Annualized.

(4)	Reflects operations for the period from June 1, 2017 to March 31, 2018. Effective as of the close of business on February 27, 2018 the fiscal year end was changed from May 31st to March 31st.

(5)	Reflects operations for the fiscal year from June 1st through May 31st.

(6)	Reflects operations for the period from June 29, 2012 (Institutional Class inception date) to May 31, 2013.

(7)	Calculated using weighted average shares outstanding during the period.

(8)	Annualized, with the exception of non-recurring offering costs.

(9)	Reflects operations for the period from April 28, 2017 (Institutional Class inception date) to March 31, 2018.

(10)	Annualized, with the exception of non-recurring organizational costs.

(11)	Calculated using the average shares method.

(12)	Reflects operations for the period from September 29, 2017 (Institutional Class inception date) to March 31, 2018.

See accompanying notes to financial statements.

Fiera Capital Series Trust Financial Highlights - Class Z

For a Share Outstanding Throughout the Period

Period Ended	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain (loss)	Total distributions	Net asset value, end of period	Total return		Gross expenses		Net expenses		Net investment income		Net assets, end of period (000 omitted)	Portfolio turnover rate
International Equity Fund
2018(1)	$10.26	$0.08	(2)	$0.35	$0.43	$—	$—	$—	$10.69	4.19	%(3)	1.43	%(4)	0.80	%(4)	1.44	%(4)	$84,663	4	%(3)
2018(5)	$10.00	$0.04		$0.22	$0.26	$—	$—	$—	$10.26	2.60	%(3)	1.63	%(6)	0.80	%(6)	0.88	%(6)	$74,465	38	%(3)

(1)	Reflects operations for the six months ended September 30, 2018 (Unaudited).

(2)	Calculated using the average shares method.

(3)	Not annualized.

(4)	Annualized, with the exception of non-recurring offering costs.

(5)	Reflects operations for the period from September 29, 2017 (Class Z inception date) to March 31, 2018.

(6)	Annualized, with the exception of non-recurring organizational costs.

See accompanying notes to financial statements.

Fiera Capital Series Trust Notes to Financial Statements September 30, 2018 (Unaudited)

1. Organization

The Fiera Capital Series Trust (the “Trust”) was organized on December 8, 2016, as a statutory trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of September 30, 2018, the Trust consisted of four series that commenced operations: Fiera Capital Emerging Markets Fund (the “Emerging Markets Fund”), Fiera Capital Small/Mid-Cap Growth Fund (the “Small/Mid-Cap Growth Fund”), Fiera Capital Global Equity Focused Fund (the “Global Equity Focused Fund”), and Fiera Capital International Equity Fund (the “International Equity Fund”) (each a “Fund” and collectively the “Funds”). Inception dates displayed throughout this report represent the beginning performance measurement date by which the fund’s/class’s original NAV was used for subscription placement. The fund’s/class’s commencement of investment operations date began on the business day following the inception date.

Fiera Capital Inc. (the “Adviser”) serves as the investment adviser of the Funds. The Board of Trustees of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

Emerging Markets Fund – The investment objective of the Emerging Markets Fund is to achieve long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of emerging market equities. Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, participatory notes, preferred stocks and warrants) of companies operating principally in emerging market countries. The Fund considers a company to be operating principally in an emerging market if: (i) its securities are primarily listed on the trading market of an emerging market country; (ii) the company is incorporated or has its principal business activities in an emerging market country; (iii) the company derives 50% or more of its revenues from, or has 50% or more of its assets in, an emerging market country; or (iv) its securities are included in the MSCI Emerging Markets Index. The Fund considers a country to be an emerging market country if: (x) it has been determined by an international organization, such as the World Bank, to have a low to middle income economy; (y) it is not included in the MSCI World Index, which measures the equity market performance of developed markets; or (z) it is represented in the MSCI Emerging Markets Index. The Fund may invest in issuers with market capitalizations of any size. The Fund’s inception date was December 14, 2011. On June 4, 2018 the City National Rochdale Emerging Markets Fund (the “Predecessor Fund”), a series of City National Rochdale Funds, was reorganized into the Emerging Markets Fund. The investment objective, policies, guidelines, and restrictions of the Emerging Markets Fund and the Predecessor Fund are identical in all material respects.

Small/Mid-Cap Growth Fund – The investment objective of the Small/Mid-Cap Growth Fund is to achieve long-term capital growth. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stocks of companies believed to be small- and mid-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which the Adviser expects to grow faster than the U.S. economy. The Fund considers an issuer to be a small- or mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell 2500TM Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund’s inception date was June 29, 2012. After the close of business on February 9, 2018 the APEXcm Small/Mid-Cap Growth Fund (the “Predecessor Fund”), a series of Ultimus Managers Trust, was reorganized into the Small/Mid-Cap Growth Fund. Assets and liabilities of the Predecessor Fund were exchanged for Institutional Class shares of the Small/Mid-Cap Growth Fund. The investment objective, policies, guidelines, and restrictions of the Small/Mid-Cap Growth Fund and Predecessor Fund are identical in all material respects.

Global Equity Focused Fund – The investment objective of the Global Equity Focused Fund is to achieve capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of global equities. Under normal market conditions, the Global Equity Focused Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purpose) in equity securities. Equity securities include common stock, preferred stock, convertible securities and depositary receipts. Under normal market conditions, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or that have securities that trade in the form of depositary receipts, or companies that have been formed under the laws of non-U.S. countries. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issues with market capitalization in excess of $1 billion. The Fund’s inception date was April 28, 2017.

International Equity Fund – The investment objective of the International Equity Fund is to achieve capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of international equities. Under normal market conditions, the International Equity Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in

Fiera Capital Series Trust Notes to Financial Statements September 30, 2018 (Unaudited)

equity securities of companies located in at least three countries other than the U.S, including emerging market countries. For these purposes, a company is considered located in a country outside the United States if: (i) the company’s securities are principally traded on such country’s exchange or (ii) the company’s securities are included in the MSCI World Ex-US Index. In addition, the Fund considers countries represented in the MSCI Emerging Markets Index to be emerging market countries. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issues with market capitalization in excess of $1 billion. The Fund’s inception date was September 29, 2017.

The information disclosed in this Semi-Annual Report to Shareholders for the period ended September 30, 2018 is that of the Small/Mid-Cap Growth Fund, Global Equity Focused Fund, and International Equity Fund only. The Emerging Markets Fund has a fiscal year end of September 30, 2018, and its Annual Report to Shareholders is available under separate cover.

2. Significant Accounting Policies

The Funds are investment companies; as such, these financial statements have applied the guidance set forth in the Accounting Standards Codification (ASC) 946, Financial Services-Investment Companies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Expenses – Expenses are accrued daily. Non-class specific expenses are allocated daily to each class of Shares based on the total Shares outstanding without distinction between Share classes. Expenses attributable to a particular class of Shares are allocated directly to that class.

Investment Valuation – Each Fund’s securities are valued at current market prices. Domestic exchange traded equity securities (other than those that trade on NASDAQ) are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00:02 (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of each Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value as determined in good faith by the Adviser, pursuant to policies adopted by the Board and under the supervision of the Board. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. The Funds do not separately isolate the foreign currency translation for investments, and as such, any impact of foreign exchange is recorded through net realized and unrealized gain (loss) on investments and foreign currency.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the security must be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Board (“Fair Value Pricing”). The Board has delegated to its Valuation Committee all Fair Value Pricing determinations, subject to Board approval or ratification of appropriate fair value pricing methodologies, and has delegated to the Fund’s Adviser the responsibility for reviewing market prices and recommending to the Valuation Committee proposed Fair Value Pricing determinations.

Any debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities, may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service. Such debt securities with remaining maturities of 60 days or less may, absent unusual circumstances, be valued at amortized cost.

Fiera Capital Series Trust Notes to Financial Statements September 30, 2018 (Unaudited)

If, in the view of the Adviser, the bid price of a debt security (or ask price in the case of any such security held short) does not fairly reflect the market value of the security, the Adviser may value the security at fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. New York time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before each Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market-specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Funds or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate fair value.

U.S. GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and each Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

●

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active).

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of September 30, 2018:

	Small/Mid-Cap Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$249,013,070	$—	$—	$249,013,070
Total	$249,013,070	$—	$—	$249,013,070

	Global Equity Focused Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$12,512,776	$—	$—	$12,512,776
Total	$12,512,776	$—	$—	$12,512,776

	International Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$99,084,604	$—	$—	$99,084,604
Total	$99,084,604	$—	$—	$99,084,604

*	All sub-categories within Common Stocks represent an entire Level 1 evaluation status.

Fiera Capital Series Trust Notes to Financial Statements September 30, 2018 (Unaudited)

As of September 30, 2018, the Funds did not hold any Level 3 securities.

Investment Transactions and Investment Income – Investment transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date. Income is allocated daily to each class of Shares based on the value of total Shares outstanding of each class.

Distributions to shareholders – The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss, wash sales, non-deductible offering costs and capital loss carryforwards. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their federal tax basis treatment; temporary differences do not require reclassification.

All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of Shares based on the value of total Shares outstanding of each class without distinction between Share classes. Expenses attributable to a particular class of Shares, such as distribution fees, are allocated directly to that class.

Federal Income Taxes – Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. The Funds have no uncertain tax positions.

Distribution Plan – Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Board of Trustees of the Trust have approved, and each Fund has adopted, a distribution plan which allows the Funds to pay distribution fees for the sale and distribution of Investor Class shares of each Fund. Shareholders holding Investor Class shares will pay distribution fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund attributable to Investor Class Shares. For the period ended September 30, 2018, distribution fees amounted to $14, $112, and $76 for the Investor Class Shares of the Small/Mid-Cap Growth Fund, Global Equity Focused Fund, and International Equity Fund, respectively. Institutional and Class Z Shares do not pay distribution fees.

Shareholder Servicing Fees – The Small/Mid-Cap Growth Fund, Global Equity Focused Fund, and International Equity Fund have certain arrangements in place to compensate financial intermediaries, including the Adviser or its affiliates, that hold Fund shares through networked and omnibus accounts, for services provided to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and according to distribution channel and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected to exceed 0.25% of the average aggregate value of the Fund’s shares. For the period ended September 30, 2018, only the International Equity Fund accrued shareholder servicing fees that amounted to $76 for the Investor Class Shares, $8,230 for the Institutional Class Shares, and $96,890 for the Class Z shares.

Foreign Securities Risk – Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. To the extent that each Fund concentrates its investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Fiera Capital Series Trust Notes to Financial Statements September 30, 2018 (Unaudited)

3. Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, pursuant to which the Adviser is responsible for developing, implementing and supervising the Funds’ investment programs and providing day-to-day management services to the Funds. The Small/Mid-Cap Growth Fund, Global Equity Focused Fund, and International Equity Fund will pay the Adviser a monthly fee in arrears that is accrued daily at an annual rate of 0.95%, 0.80% and 0.80% of the average daily net assets of each Fund, respectively. The Small/Mid-Cap Growth Fund’s Advisory fee is scheduled to increase to 1.00% effective February 10, 2021, pursuant to the Advisory Agreement. For the period ended September 30, 2018, the Small/Mid-Cap Growth Fund, Global Equity Focused Fund, and International Equity Fund incurred $1,228,688, $47,976, and $336,628 in investment advisory fees, respectively.

The Adviser is under common control with Fiera Capital Corporation, which also manages other vehicles and accounts in accordance with an investment strategy that may be substantially similar to that of the Funds. From time to time the Adviser may engage its investment advisory affiliates around the world, including Fiera Capital Corporation (“Participating Affiliates”) to provide a variety of services such as, investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Adviser, including the Funds. This Participating Affiliate provides services to the Adviser pursuant to personnel-sharing or similar inter-company arrangements.

Certain officers and Trustees of the Trust are also officers of the Adviser.

4. Expense Limitation Agreement

The Adviser and the Funds have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser (or its affiliate) has agreed to pay or absorb the ordinary operating expenses of the Funds (including organization and offering expenses, but excluding taxes, interest, brokerage commissions and extraordinary expenses of each Fund and any other expenses, the exclusion of which is specifically set forth in each Fund’s prospectus and which may from time to time, be deemed appropriate as an excludable expense and specifically approved by the Board), to the extent necessary to limit the ordinary operating expenses of the Fund from exceeding the amounts for the periods set forth below.

In consideration of the Adviser’s agreement to limit each Fund’s expenses, the Adviser may recoup amounts waived or reimbursed for a period not to exceed three years from the time in which they were waived or reimbursed. Recoupment will be made only to the extent it does not cause the Fund’s ordinary operating expenses to exceed: (1) the Expense Limitation in effect at the time the expense was paid or absorbed; and (2) the Expense Limitation in effect at the time of recapture. The Expense Limitation Agreement will remain in effect for each Fund through the date specified below, unless sooner terminated at the sole discretion of the Board, but in no case will the Expense Limitation Agreement be terminated prior to one year from the date of the Prospectus filed with the Securities and Exchange Commission (the “SEC”).

	Expense Limitation Agreement
Fund	Investor Class	Institutional Class	Class Z	Expense Limitation Agreement Expiration Date
Small/Mid-Cap Growth Fund	1.30%	1.05%	—	October 1, 2020
Global Equity Focused Fund	1.15%	0.90%	—	October 31, 2019
International Equity Fund	1.25%	1.00%	0.80%	December 31, 2019

As of September 30, 2018, expenses in the amounts of $42,227, $119,156, and $285,836 were contractually reimbursed to the Small/Mid-Cap Growth Fund, Global Equity Focused Fund, and International Equity Fund, respectively.

Fiera Capital Series Trust Notes to Financial Statements September 30, 2018 (Unaudited)

As of September 30, 2018, the Adviser may seek recoupment for previously waived or reimbursed investment advisory fee reductions, subject to the limitations noted above, no later than the dates and amounts as outlined below:

Fund	May 31, 2019	May 31, 2020	March 31, 2021	March 31, 2022
Small/Mid-Cap Growth Fund	$398,226	$394,216	$369,616	$42,227
Global Equity Focused Fund	—	—	579,303	119,156
International Equity Fund	—	—	313,833	285,836

5. Offering Costs

The Funds will bear all expenses incurred in its business and operations. The Adviser paid each Fund’s initial offering costs and may subsequently recoup these costs from each Fund which were incurred not more than three years prior to the date of recoupment, in accordance with the Expense Limitation Agreement. Costs incurred in connection with the offering of the Global Equity Focused Fund and International Equity Fund were deferred and amortized on a straight-line basis over the first twelve months of the Funds’ operations, which began on the inception day of April 28, 2017 and September 29, 2017, respectively. For the Global Equity Focused Fund, total offering costs were $163,812 of which $150,797 was expensed in the fiscal year ended March 31, 2018 and $13,015 was expensed in the period ended September 30, 2018. For the International Equity Fund, total offering costs were $102,248 of which $51,264 was expensed in the fiscal year ended March 31, 2018 and $50,984 was expensed in the period ended September 30, 2018.

6. Investment Transactions

Purchases and sales of securities by each the Fund, excluding short-term investments and in-kind contributions, for the period ended September 30, 2018 were as follows:

Fund	Purchases	Sales
Small/Mid-Cap Growth Fund	$34,729,325	$78,738,344
Global Equity Focused Fund	1,063,199	839,790
International Equity Fund	21,244,944	3,603,282

7. Federal Income Tax Information

At September 30, 2018, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes, were as follows:

	Small/Mid-Cap Growth Fund	Global Equity Focused Fund	International Equity Fund
Cost of investments	$172,904,760	$10,974,828	$92,319,723
Gross unrealized appreciation	$79,728,557	$1,724,297	$8,564,432
Gross unrealized depreciation	(3,620,247)	(186,349)	(1,799,551)
Net unrealized appreciation on investments	$76,108,310	$1,537,948	$6,764,881

The difference between cost amounts for schedule of investments and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

8. Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that might be made against the Funds that have not yet occurred. However, based on experience of the Adviser, the Funds expect the risk of loss to be remote.

Fiera Capital Series Trust Notes to Financial Statements September 30, 2018 (Unaudited)

9. Officers and Trustees

Each Independent Trustee receives an annual retainer of $10,000, and an additional $2,500 for each additional series added to the Trust, and are reimbursed for travel-related expenses. No “interested persons” who serves as Trustee of the Funds received any compensation for their services as Trustee.

10. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of each Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of September 30, 2018, Pershing LLC, for the benefit of its customers, owned 36% of the Global Equity Focused Fund. As of September 30, 2018, MAC & Co., Mutual Fund Operations, for the benefit of its customers, owned 85% of the International Equity Fund. As of September 30, 2018, Charles Schwab & Co., Inc., for the benefit of its customers and UBS Financial Services, Inc. owned 30% and 39% of the Small/Mid-Cap Growth Fund, respectively.

11. Accounting Update

On August 28, 2018, the FASB issued ASU No. 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of ASC Topic 820. ASU 2018-13’s amendments are effective for annual periods beginning after December 15, 2019. Early adoption is permitted. Management has adopted certain disclosures of ASU 2018-13 as permitted by the standard.

12. Subsequent Events

Management of the Funds has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Fiera Capital Series Trust Expense Example September 30, 2018 (Unaudited)

For the six months ended September 30, 2018

As a shareholder of a Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended September 30, 2018 (4/1/18 – 9/30/18).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Investor				Institutional
Fund	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Annualized Expense Ratio (1)	Expenses paid During Period 4/1/18- 9/30/18 (1)	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Annualized Expense Ratio (1)	Expenses paid During Period 4/1/18- 9/30/18 (1)
Small/Mid-Cap Growth Fund
Actual	$1,000.00	$1,070.80	1.30%	$6.75	$1,000.00	$1,072.10	1.05%	$5.45
Hypothetical (5% return before expenses)	1,000.00	1,018.50	1.30	6.58	1,000.00	1,019.70	1.05	5.32
Global Equity Focused Fund
Actual	1,000.00	1,066.40	1.15	5.96	1,000.00	1,069.00	0.90	4.67
Hypothetical (5% return before expenses)	1,000.00	1,019.20	1.15	5.82	1,000.00	1,020.50	0.90	4.56
International Equity Fund
Actual	1,000.00	1,039.10	1.25	6.39	1,000.00	1,040.00	1.00	5.11
Hypothetical (5% return before expenses)	1,000.00	1,018.70	1.25	6.33	1,000.00	1,020.00	1.00	5.06

					Class Z
International Equity Fund
Actual					1,000.00	1,041.90	0.80	4.09
Hypothetical (5% return before expenses)					1,000.00	1,021.00	0.80	4.05

(1)

Expenses are equal to the Funds’ annualized expense ratios for the period April 1, 2018 through September 30, 2018, multiplied by the average account value over the period and multiplied by 183/365 (to reflect the one-half year period).

Fiera Capital Series Trust Additional Information September 30, 2018 (Unaudited)

Proxy Voting – For a description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities, please call (toll-free) 855.771.7119 and request a Statement of Additional Information which contains this description. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov. A report on “Form N-PX” of how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling (toll-free) 855.771.7119 or by accessing the website of the Securities and Exchange Commission at http://www.sec.gov.

Disclosure of Portfolio Holdings – Each Fund files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the website of the Securities and Exchange Commission at http://www.sec.gov. Each Fund’s Form N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Board of Trustees

Corey Dillon
Gerald Hellerman
Michael Kalbfleisch
Kevin Mirabile

Investment Adviser

Fiera Capital, Inc.
375 Park Avenue, 8th Floor
New York, New York 10152

Dividend Paying Agent, Custodian, Transfer Agent

UMB Fund Services
235 West Galena Street
Milwaukee, WI 53212

Distributor

Foreside Fund Services, LLC
3 Canal Plaza #100
Portland, ME 04101

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
555 East Wells Street, Suite 1400
Milwaukee, WI 53202

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. Each Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund. Each Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ‘‘believes,’’ ‘‘expects,’’ ‘‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the Securities and Exchange Commission. Each Fund undertakes no obligation to update any forward looking statement.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits

(a)	(1)	Code of Ethics. Not Applicable.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. Not applicable

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Fiera Capital Series Trust

By	/s/ Benjamin Thompson
Title	Benjamin Thompson, Principal Executive Officer

Date	December 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Benjamin Thompson
Title	Benjamin Thompson, Principal Executive Officer

Date	December 5, 2018

By	/s/ Pierre Blanchette
Title	Pierre Blanchette, Principal Financial Officer

Date	December 5, 2018